UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Pacific Financial Funds

(Exact name of registrant as specified in charter)

10900 NE 8th St., Suite 1523, Bellevue, WA 98004

(Address of principal executive offices)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 735-7199

Date of fiscal year end:

4/30

Date of reporting period:  7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2009
% of
Net Assets	Description	Shares	Value
93.77%	EXCHANGE TRADED FUNDS
93.77%	EQUITY FUNDS
	DIAMONDS Trust Series I	11,969	$ 1,097,198
	iShares S&P 100 Index Fund	23,752	1,095,917
	iShares S&P MidCap 400 Index Fund	17,584	1,101,110
	iShares S&P SmallCap 600 Index Fund	33,991	1,660,800
	Powershares QQQ	27,567	1,086,967
	SPDR Trust Series 1	5,554	548,791
	Vanguard Large Cap ETF	36,706	1,646,998
	Vanguard Total Stock Market ETF	44,070	2,196,890
	Total Exchange Traded Funds
	(Cost $9,397,490)		10,434,671

6.63%	SHORT-TERM INVESTMENTS
6.63%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *
	(Cost $737,754)	737,754	737,754

100.40%	TOTAL INVESTMENTS
	(Cost $10,135,244) (a)		$ 11,172,425

-0.40%	LIABILITIES IN EXCESS OF OTHER ASSETS		(44,957)

100.00%	TOTAL NET ASSETS		$ 11,127,468

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,037,181
	Unrealized depreciation		-
	Net unrealized appreciation		$ 1,037,181
* Money market fund; interest rate reflects seven day effective yield on July 31, 2009

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited) (Continued)			July 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	10,434,671	-	-	10,434,671
Short-Term Investments	737,754	-	-	737,754
Total	11,172,425	-	-	11,172,425

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2009
% of
Net Assets	Description	Shares	Value
98.09%	EXCHANGE TRADED FUNDS
28.07%	CONSUMER DISCRETIONARY
	Consumer Discretionary Select Sector SPDR Fund	106,151	$ 2,682,436
	Vanguard Consumer Discretionary ETF	58,692	2,330,659
			5,013,095
24.75%	HEALTH & BIOTECHNOLOGY
	iShares Dow Jones US Healthcare Providers Index Fund *	64,250	2,667,018
	iShares Dow Jones US Pharmaceuticals Index Fund	36,371	1,753,810
			4,420,828
31.61%	INDEX
	iShares Russell Midcap Index Fund	30,340	2,151,409
	Powershares QQQ	44,182	1,742,096
	Rydex S&P Midcap 400 Pure Growth ETF	36,107	1,753,356
			5,646,861
13.66%	TECHNOLOGY
	Powershares Dynamic Software Portfolio *	72,241	1,312,619
	Vanguard Information Technology ETF	24,226	1,127,720
			2,440,339

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $16,844,443)		17,521,123

3.02%	SHORT-TERM INVESTMENTS
3.02%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% **
	(Cost $540,073)	540,073	540,073

101.11%	TOTAL INVESTMENTS
	(Cost $17,384,516) (a)		$ 18,061,196

-1.11%	LIABILITIES IN EXCESS OF OTHER ASSETS		(197,920)

100.00%	TOTAL NET ASSETS		$ 17,863,276

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 676,680
	Unrealized depreciation		-
	Net unrealized appreciation		$ 676,680

* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2009
PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited) (Continued)			July 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	17,521,123	-	-	17,521,123
Short-Term Investments	540,073	-	-	540,073
Total	18,061,196	-	-	18,061,196

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2009
% of
Net Assets	Description	Shares	Value
98.10%	EXCHANGE TRADED FUNDS
11.87%	CHINA
	iShares FTSE/Xinhua China 25 Index Fund	7,766	$ 325,085
	Powershares Golden Dragon Halter USX China Portfolio	14,159	329,197
	SPDR S&P China ETF	4,840	327,329
			981,611
36.16%	INTERNATIONAL
	iShares MSCI EAFE Index Fund	16,679	840,788
	SPDR S&P Emerging Small Cap ETF	20,007	822,088
	SPDR S&P International Mid Cap ETF	26,385	658,833
	SPDR S&P International Small Cap ETF	29,269	670,260
			2,991,970
14.00%	JAPAN
	iShares MSCI Pacific Ex-Japan Index Fund	27,915	996,286
	SPDR Russell/Nomura Small Cap Japan ETF	4,173	161,996
			1,158,282
3.97%	MALAYSIA
	iShares MSCI Malaysia Index Fund	33,675	328,668

7.93%	MIDDLE EAST & AFRICA
	SPDR S&P Emerging Middle East & Africa ETF	11,827	656,280

12.02%	SINGAPORE
	iShares MSCI Singapore Index Fund	94,398	994,011

12.15%	SPAIN
	iShares MSCI Spain Index Fund	22,205	1,004,998

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $7,779,399)		8,115,820

2.05%	SHORT-TERM INVESTMENTS
2.05%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *
	(Cost $169,535)	169,535	$ 169,535

100.15%	TOTAL INVESTMENTS
	(Cost $7,948,934) (a)		$ 8,285,355

-0.15%	LIABILITIES IN EXCESS OF OTHER ASSETS		(12,376)

100.00%	TOTAL NET ASSETS		$ 8,272,979

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 338,765
	Unrealized depreciation		(2,344)
	Net unrealized appreciation		$ 336,421
* Money market fund; interest rate reflects seven day effective yield on July 31, 2009
PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	8,115,820	-	-	8,115,820
Short-Term Investments	169,535	-	-	169,535
Total	8,285,355	-	-	8,285,355

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2009
% of
Net Assets	Description	Shares	Value
94.88%	OPEN ENDED MUTUAL FUNDS
94.88%	DEBT MUTUAL FUNDS
	American Century Government Bond Fund	134,924	$ 1,501,699
	Dreyfus US Treasury Long Term Fund	65,694	1,095,772
	Harbor Bond Fund	89,877	1,086,623
	Managers Intermediate Duration Government Fund	103,429	1,105,660
	PIMCO Total Return Fund	304,218	3,233,836
	PIMCO GNMA Fund	186,176	2,148,475
	RidgeWorth Intermediate Bond Fund	307,651	3,224,178
	T Rowe Price US Treasury Long-Term Fund	146,504	1,787,347
	Wasatch-Hoisington US Treasury Fund	217,980	3,389,587
	Weitz Funds - Short/Intermediate Income Fund	184,665	2,210,439
	Total Open Ended Mutual Funds
	(Cost $20,502,688)		20,783,616

10.13%	SHORT-TERM INVESTMENTS
10.13%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *
	(Cost $2,219,823)	2,219,823	2,219,823

105.01%	TOTAL INVESTMENTS
	(Cost $22,722,511) (a)		$ 23,003,439

-5.01%	LIABILITIES IN EXCESS OF OTHER ASSETS		(1,097,476)

100.00%	TOTAL NET ASSETS		$ 21,905,963

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 285,628
	Unrealized depreciation		(4,700)
	Net unrealized appreciation		$ 280,928
* Money market fund; interest rate reflects seven day effective yield on July 31, 2009
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	20,783,616	-	-	20,783,616
Short-Term Investments	2,219,823	-	-	2,219,823
Total	23,003,439	-	-	23,003,439

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2009
% of
Net Assets	Description	Shares	Value
29.70%	EXCHANGE TRADED FUNDS
29.70%	DEBT EXCHANGE TRADED FUNDS
	iShares Barclays Aggregate Bond Fund	32,102	$ 3,309,716
	iShares Barclays 1-3 Year Treasury Bond Fund	26,196	2,192,343
	iShares Barclays Short Treasury Bond Fund	9,943	1,095,719
	Total Exchange Traded Funds (cost $6,556,918)		6,597,778

55.18%	OPEN ENDED MUTUAL FUNDS
40.20%	DEBT MUTUAL FUNDS
	Osterweis Strategic Income Fund	515,104	5,573,429
	PIMCO Total Return Fund	315,851	3,357,496
			8,930,925
14.98%	EQUITY MUTUAL FUNDS
	The Arbitrage Fund *	261,000	3,327,748

	Total Open Ended Mutual Funds
	(Cost $11,971,612)		12,258,673

18.63%	SHORT-TERM INVESTMENTS
18.63%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% **
	(Cost $4,137,733)	4,137,733	4,137,733

103.51%	TOTAL INVESTMENTS
	(Cost $22,666,263) (a)		$ 22,994,184

-3.51%	LIABILITIES IN EXCESS OF OTHER ASSETS		(780,584)

100.00%	TOTAL NET ASSETS		$ 22,213,600

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 331,415
	Unrealized depreciation		(3,494)
	Net unrealized appreciation		$ 327,921

* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2009
PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	6,597,778	-	-	6,597,778
Open Ended Mutual Funds	12,258,673	-	-	12,258,673
Short-Term Investments	4,137,733	-	-	4,137,733
Total	22,994,184	-	-	22,994,184

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/25/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/25/09